Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 122,759	$ 56,629
Amounts receivable	1,166,502	1,808,397
Prepaid expenses and deposits	371,013	234,091
Unbilled revenues		109,064
Assets held for sale	30,967	751,726
Total current assets	1,691,241	2,959,907
Intangible assets	1,357,658	1,602,728
Right-of-use assets	1,885,433	2,706,368
Property and equipment	6,175,128	8,732,046
Total assets	11,109,460	16,001,049
Current Liabilities
Accounts payable and accrued liabilities	4,368,281	4,035,983
Income tax payable	610,977	380,863
Interest payable	650,278	357,913
Deferred revenue	278,443	443,500
Customer deposits	5,621,307	8,526,085
Current portion of lease liabilities	92,308	206,079
Convertible debentures		745,000
Current portion of loans payable	3,440,732	1,263,055
Loans from related parties	3,870,748	4,060,187
Bonds payable	1,882,750
Total current liabilities	20,815,824	20,018,665
Long-term portion of lease liabilities	1,593,370	2,497,050
Bonds payable		1,787,351
Long-term portion of loans payable	143,855
Total Liabilities	22,553,049	24,303,066
Shareholders' Deficiency
Share capital	16,900,668	16,876,382
Share subscriptions	(30,000)	(30,000)
Contributed surplus	1,706,089	2,303,721
Non-controlling interest	(4,532,457)	(3,357,287)
Deficit	(25,352,460)	(23,585,459)
Accumulated other comprehensive loss	(135,429)	(509,374)
Total Shareholders' Deficiency	(11,443,589)	(8,302,017)
Total Equity and Liabilities	$ 11,109,460	$ 16,001,049